Offerings - Offering: 1	Feb. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.001 per share
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit	1.38
Maximum Aggregate Offering Price	$ 20,700,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,858.67
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional shares of the Registrant’s ordinary shares, par value $0.001 per share (“Ordinary Shares”) that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the Ordinary Shares as reported on The Nasdaq Capital Market on February 18, 2026.

The Registrant does not have any fee offsets.